Cover	Aug. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 20, 2026
Entity File Number	000-56583
Entity Registrant Name	ADAPTIN BIO, INC.
Entity Central Index Key	0001938571
Entity Tax Identification Number	88-1566415
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3540 Toringdon Way
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	#250
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	888
Local Phone Number	609-1498
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false